Summary of Revenues Disaggregated by Revenue Source (Detail) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenue	¥ 48,579	$ 6,875	¥ 50,449
Online Marketing Services
Disaggregation of Revenue [Line Items]
Total revenue	31,931	4,520	36,894
Other Revenue iQIYI Membership Service
Disaggregation of Revenue [Line Items]
Total revenue	8,673	1,228	6,844
Other Revenue iQIYI Content Distribution
Disaggregation of Revenue [Line Items]
Total revenue	1,463	207	986
Other Revenue Others
Disaggregation of Revenue [Line Items]
Total revenue	6,512	920	5,725
Other Revenue
Disaggregation of Revenue [Line Items]
Total revenue	¥ 16,648	$ 2,355	¥ 13,555